Trade and other receivables (Tables)	9 Months Ended
Mar. 31, 2022
Trade and other receivables
Schedule of trade and other receivables

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
Current

Trade receivables	374,828	425,330
Less: loss allowance	(59,827)	(80,207)
Trade receivables, net of loss allowance	315,001	345,123
Amounts due from related parties	1,791	4,978
Miscellaneous expenses paid on behalf of franchisees	192,072	264,643
Value-added tax (“VAT”) recoverable	79,590	144,552
Rental deposits	94,423	103,664
Receivables due from online payment platforms and banks (Note (i))	33,309	22,236
Prepayments for inventories	38,758	44,977
Prepayments for licensing expenses	11,503	25,947
Prepayment for listing expenses	—	32,904
Others	58,278	71,540
	824,725	1,060,564

Note:

(i)	Receivables from online payment platforms mainly represented the proceeds of online sales through e-commerce platforms collected by and retained in third-party online payment platforms. Withdrawal of the balances retained in online payment platforms could be made anytime upon the Group’s instructions. The amounts also included those due from banks for offline sales made through customer credit/debit cards and other online payment platforms that require overnight processing by the collection banks.